Schedule of Roll Forward of Real Estate Investment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Beginning balance	$ 1,651	$ 1,181
Proceeds from sale of real estate investments	(1,647)
Deposits from real estate investments	(1,570)	(200)
Additions for construction/development	2,226	670
Ending balance	$ 660	$ 1,651